WARRANTS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Number of shares
Number of shares, beginning	0
Number of shares, granted	18,770,591
Number of shares, ending	18,770,591
Weighted average exercise price
Weighted average exercise price, granted (in dollars per share)	$ 0.35
Weighted average exercise price, ending (in dollars per share)	$ 0.35
Weighted average remaining term	4 years 7 months 13 days
Intrinsic value	$ 416,000